Share Based Compensation	6 Months Ended
Sep. 30, 2025
Share Based Compensation [Abstract]
Share based compensation

16. Share based compensation

During the period ended September 30, 2025, $26,329 (September 30, 2024 - $nil ) was recognised for options and restricted stock units (“RSU’s”) granted by the Company under professional and consulting fees expenses and general and administrative expenses on the condensed consolidated interim statements of net loss and comprehensive loss.